UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08703

Dreyfus High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	12/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Strategies Fund
December 31, 2017 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 139.3%
Casinos - 4.3%
Caesars Growth Properties Holdings,
Scd. Notes	9.38	5/1/22	1,225,000		1,313,813
Eldorado Resorts,
Gtd. Notes	7.00	8/1/23	725,000	[b]	777,563
International Game Technology,
Sr. Scd. Notes	6.50	2/15/25	515,000	[b,c]	578,088
MGM Resorts International,
Gtd. Notes	7.75	3/15/22	740,000	[b]	845,450
Scientific Games International,
Gtd. Notes	10.00	12/1/22	4,915,000	[b]	5,412,644
TVL Finance,
Sr. Scd. Notes	GBP 8.50	5/15/23	1,399,500	[c]	2,066,693
					10,994,251
Consumer Discretionary - 11.9%
Aston Martin Capital Holdings,
Sr. Scd. Notes	6.50	4/15/22	950,000	[c]	1,001,063
Beacon Roofing Supply,
Gtd. Notes	6.38	10/1/23	805,000	[b]	860,344
Beazer Homes USA,
Gtd. Notes	8.75	3/15/22	1,100,000	[b]	1,215,390
Brookfield Residential Properties,
Gtd. Notes	6.38	5/15/25	910,000	[c]	969,150
CalAtlantic Group,
Gtd. Notes	8.38	5/15/18	2,025,000	[b]	2,070,562
CBS Radio,
Sr. Unscd. Notes	7.25	11/1/24	1,795,000	[b,c]	1,901,578
DriveTime Automotive Group,
Sr. Scd. Notes	8.00	6/1/21	1,755,000	[b,c]	1,763,775
Eldorado Resorts,
Gtd. Notes	6.00	4/1/25	430,000	[b]	451,500
Mattamy Group,
Sr. Unscd. Notes	6.88	12/15/23	1,815,000	[b,c]	1,928,437
MGM Resorts International,
Gtd. Notes	6.00	3/15/23	485,000	[b]	525,013
Midcontinent Communications,
Gtd. Notes	6.88	8/15/23	1,155,000	[b,c]	1,231,519
Prime Security Services Borrower,
Scd. Notes	9.25	5/15/23	3,675,000	[b,c]	4,088,437
Radiate Holdco,
Sr. Unscd. Notes	6.63	2/15/25	960,000	[c]	909,600
Reliance Intermediate Holdings,
Sr. Scd. Notes	6.50	4/1/23	1,493,000	[b,c]	1,582,580

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 139.3% (continued)
Consumer Discretionary - 11.9% (continued)
SFR Group,
Sr. Scd. Notes	7.38	5/1/26	3,675,000	[b,c]	3,799,031
TI Group Automotive Systems,
Sr. Unscd. Notes	8.75	7/15/23	1,249,000	[b,c]	1,345,798
Townsquare Media,
Gtd. Notes	6.50	4/1/23	1,285,000	[b,c]	1,260,906
Wave Holdco,
Sr. Unscd. Notes	8.25	7/15/19	1,228,528	[b,c]	1,232,214
William Lyon Homes,
Gtd. Notes	5.88	1/31/25	2,270,000	[b]	2,323,912
					30,460,809
Consumer Staples - 2.5%
Kronos Acquisition Holdings,
Sr. Unscd. Notes	9.00	8/15/23	2,110,000	[b,c]	1,978,125
New Albertson's,
Sr. Unscd. Bonds	8.00	5/1/31	2,390,000		2,151,000
Post Holdings,
Gtd. Notes	8.00	7/15/25	1,975,000	[b,c]	2,229,281
					6,358,406
Energy - 19.4%
Alta Mesa Holdings,
Gtd. Notes	7.88	12/15/24	1,865,000	[b]	2,053,831
Archrock Partners,
Gtd. Notes	6.00	4/1/21	240,000	[b]	241,200
Archrock Partners,
Sr. Unscd. Notes	6.00	10/1/22	1,270,000	[b]	1,276,350
California Resources,
Scd. Notes	8.00	12/15/22	685,000	[c]	567,694
Carrizo Oil & Gas,
Gtd. Notes	7.50	9/15/20	1,961,000	[b]	2,000,220
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	7.00	6/30/24	2,235,000	[b]	2,547,900
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	5.88	3/31/25	495,000	[b]	537,384
Cheniere Energy Partners,
Sr. Scd. Notes	5.25	10/1/25	690,000	[c]	703,800
Chesapeake Energy,
Gtd. Notes	8.00	6/15/27	915,000	[c]	880,688
Chesapeake Energy,
Scd. Notes	8.00	12/15/22	392,000	[c]	424,340
Chesapeake Energy,
Sr. Unscd. Notes	8.00	1/15/25	1,065,000	[c]	1,076,981
CVR Refining,
Gtd. Notes	6.50	11/1/22	2,050,000	[b]	2,121,750
Energy Transfer Equity,
Sr. Scd. Notes	7.50	10/15/20	2,500,000	[b]	2,756,250

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 139.3% (continued)
Energy - 19.4% (continued)
Enviva Partners,
Gtd. Notes	8.50	11/1/21	2,695,000	[b]	2,880,281
Everest Acquisition Finance,
Scd. Notes	8.00	2/15/25	640,000	[b,c]	470,400
Extraction Oil & Gas,
Gtd. Notes	7.88	7/15/21	2,165,000	[b,c]	2,300,312
Forum Energy Technologies,
Gtd. Notes	6.25	10/1/21	975,000	[b]	982,313
Genesis Energy,
Gtd. Notes	6.75	8/1/22	1,900,000	[b]	1,980,750
Genesis Energy,
Gtd. Notes	6.50	10/1/25	580,000		591,600
Gulfport Energy,
Gtd. Notes	6.00	10/15/24	1,095,000	[b]	1,100,475
Matador Resources,
Gtd. Notes	6.88	4/15/23	1,955,000	[b]	2,062,525
Nabors Industries,
Gtd. Notes	9.25	1/15/19	1,700,000	[b]	1,810,500
Noble Holding International,
Gtd. Notes	7.75	1/15/24	1,495,000	[b]	1,293,175
Oasis Petroleum,
Gtd. Notes	6.50	11/1/21	225,000	[b]	230,344
Oasis Petroleum,
Gtd. Notes	6.88	3/15/22	1,200,000	[b]	1,234,500
PDC Energy,
Gtd. Notes	6.13	9/15/24	1,490,000	[b]	1,549,600
Precision Drilling,
Gtd. Notes	7.75	12/15/23	1,325,000	[b]	1,397,875
Sanchez Energy,
Gtd. Notes	7.75	6/15/21	2,835,000	[b]	2,679,075
SemGroup,
Gtd. Notes	7.25	3/15/26	3,000,000	[c]	3,082,500
SESI,
Gtd. Notes	7.75	9/15/24	1,490,000	[c]	1,586,850
SRC Energy,
Sr. Unscd. Notes	6.25	12/1/25	1,275,000	[c]	1,310,063
Trinidad Drilling,
Sr. Unscd. Notes	6.63	2/15/25	1,710,000	[b,c]	1,633,050
Unit,
Gtd. Notes	6.63	5/15/21	610,000	[b]	617,625
Whiting Petroleum,
Sr. Unscd. Notes	6.63	1/15/26	1,630,000	[c]	1,664,638
					49,646,839
Financials - 16.8%
Ally Financial,
Gtd. Notes	7.50	9/15/20	860,000	[b]	954,600

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate(%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 139.3% (continued)
Financials - 16.8% (continued)
Ally Financial,
Gtd. Notes		8.00	11/1/31	3,045,000	[b]	3,973,725
Ashton Woods USA,
Sr. Unscd. Notes		6.88	2/15/21	625,000	[b,c]	639,844
AssuredPartners,
Sr. Unscd. Notes		7.00	8/15/25	685,000	[c]	683,288
Cabot Financial,
Sr. Scd. Notes	GBP	8.38	8/1/20	475,000		671,622
Cabot Financial,
Sr. Scd. Notes	GBP	7.50	10/1/23	1,200,000	[c]	1,702,263
Consolidated Energy Finance,
Gtd. Notes		6.75	10/15/19	427,000	[b,c]	435,006
Eagle Holding Co II,
Sr. Unscd. Notes		7.63	5/15/22	2,925,000	[c]	2,983,500
FBM Finance,
Sr. Unscd. Notes		8.25	8/15/21	2,521,000	[b,c]	2,691,167
Garfunkelux Holdco 2,
Scd. Bonds	GBP	11.00	11/1/23	1,170,000	[c]	1,708,945
Garfunkelux Holdco 3,
Sr. Scd. Notes	GBP	8.50	11/1/22	595,000		843,504
Hub Holdings,
Sr. Unscd. Notes		8.13	7/15/19	3,740,000	[b,c]	3,749,350
HUB International,
Sr. Unscd. Notes		7.88	10/1/21	1,175,000	[b,c]	1,224,938
International Lease Finance,
Sr. Unscd. Notes		8.25	12/15/20	3,195,000	[b]	3,677,670
International Lease Finance,
Sr. Unscd. Notes		8.63	1/15/22	1,255,000	[b]	1,512,595
JPMorgan Chase & Co.,
Jr. Sub. Notes		6.10	12/31/49	1,263,000		1,389,363
Navient,
Sr. Unscd. Notes		8.45	6/15/18	2,675,000	[b]	2,749,900
Solera,
Sr. Unscd. Notes		10.50	3/1/24	2,650,000	[b,c]	2,994,447
Tempo Acquisition,
Sr. Unscd. Notes		6.75	6/1/25	1,205,000	[c]	1,229,100
USIS Merger Sub,
Sr. Unscd. Notes		6.88	5/1/25	2,335,000	[c]	2,364,187
VHF Parent,
Scd. Notes		6.75	6/15/22	1,805,000	[c]	1,904,275
York Risk Services Holding,
Gtd. Notes		8.50	10/1/22	3,055,000	[b,c]	2,993,900
						43,077,189
Health Care - 11.4%
Auris Luxembourg II,
Sr. Scd. Bonds	EUR	8.00	1/15/23	530,000	[c]	665,447

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 139.3% (continued)
Health Care - 11.4% (continued)
Auris Luxembourg II,
Sr. Scd. Bonds	EUR	8.00	1/15/23	1,165,000		1,462,729
HCA,
Gtd. Notes		7.50	2/15/22	5,470,000	[b]	6,167,425
Jaguar Holding Co II,
Gtd. Notes		6.38	8/1/23	390,000	[b,c]	394,875
MPH Acquisition Holdings,
Sr. Unscd. Notes		7.13	6/1/24	2,645,000	[b,c]	2,823,537
Polaris Intermediate,
Sr. Unscd. Notes		8.50	12/1/22	2,925,000	[c]	3,042,000
Prestige Brands,
Gtd. Notes		6.38	3/1/24	890,000	[b,c]	926,713
Synlab Unsecured Bondco,
Gtd. Bonds	EUR	8.25	7/1/23	2,125,000		2,777,793
Tenet Healthcare,
Sr. Unscd. Notes		8.13	4/1/22	2,235,000	[b]	2,282,494
Universal Hospital Services,
Scd. Notes		7.63	8/15/20	1,100,000		1,105,500
Valeant Pharmaceuticals International,
Gtd. Notes		7.50	7/15/21	1,850,000	[b,c]	1,889,312
Valeant Pharmaceuticals International,
Gtd. Notes		5.88	5/15/23	710,000	[b,c]	659,413
Valeant Pharmaceuticals International,
Gtd. Notes		6.13	4/15/25	1,155,000	[b,c]	1,061,156
Valeant Pharmaceuticals International,
Gtd. Notes		9.00	12/15/25	2,235,000	[c]	2,334,904
Valeant Pharmaceuticals International,
Sr. Scd. Notes		7.00	3/15/24	490,000	[b,c]	525,525
West Street Merger Sub,
Sr. Unscd. Notes		6.38	9/1/25	1,115,000	[c]	1,123,363
						29,242,186
Industrials - 12.4%
Ahern Rentals,
Scd. Notes		7.38	5/15/23	1,385,000	[b,c]	1,308,825
BlueLine Rental,
Scd. Notes		9.25	3/15/24	2,180,000	[b,c]	2,332,600
Bombardier,
Sr. Unscd. Notes		7.75	3/15/20	425,000	[b,c]	458,469
Bombardier,
Sr. Unscd. Notes		7.50	3/15/25	1,745,000	[b,c]	1,766,812
Brand Energy & Infrastructure Services,
Sr. Unscd. Notes		8.50	7/15/25	2,525,000	[c]	2,657,562
Cemex,
Sr. Scd. Notes		7.75	4/16/26	1,310,000	[c]	1,486,850
Engility,
Gtd. Notes		8.88	9/1/24	2,075,000	[b]	2,225,437

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 139.3% (continued)
Industrials - 12.4% (continued)
Gates Global,
Gtd. Notes	6.00	7/15/22	2,175,000	[b,c]	2,234,812
GFL Environmental,
Sr. Unscd. Notes	9.88	2/1/21	2,630,000	[b,c]	2,777,937
Grinding Media,
Sr. Scd. Notes	7.38	12/15/23	2,330,000	[b,c]	2,507,546
RSI Home Products,
Scd. Notes	6.50	3/15/23	1,270,000	[b,c]	1,336,675
Team Health Holdings,
Sr. Unscd. Notes	6.38	2/1/25	2,080,000	[c]	1,866,800
Tutor Perini,
Sr. Unscd. Notes	6.88	5/1/25	840,000	[c]	905,100
Welbilt,
Sr. Unscd. Notes	9.50	2/15/24	1,600,000		1,830,000
WFS Global Holdings,
Sr. Scd. Bonds	EUR 9.50	7/15/22	745,000		956,905
Wrangler Buyer,
Sr. Unscd. Notes	6.00	10/1/25	405,000	[c]	419,175
XPO Logistics,
Gtd. Notes	6.50	6/15/22	1,815,000	[b,c]	1,901,212
XPO Logistics,
Gtd. Notes	6.13	9/1/23	495,000	[b,c]	525,319
Zachry Holdings,
Sr. Unscd. Notes	7.50	2/1/20	2,300,000	[b,c]	2,346,000
					31,844,036
Information Technology - 11.9%
Ascend Learning,
Sr. Unscd. Notes	6.88	8/1/25	920,000	[c]	952,200
BMC Software Finance,
Sr. Unscd. Notes	8.13	7/15/21	1,480,000	[b,c]	1,496,650
Dell International,
Gtd. Notes	7.13	6/15/24	855,000	[b,c]	936,432
Everi Payments,
Gtd. Notes	10.00	1/15/22	750,000		808,594
Everi Payments,
Gtd. Notes	7.50	12/15/25	1,085,000	[c]	1,078,219
Exela Intermediate,
Sr. Scd. Notes	10.00	7/15/23	695,000	[c]	679,363
First Data,
Gtd. Notes	7.00	12/1/23	4,450,000	[b,c]	4,717,000
Genesys Telecommunications
Laboratories,
Gtd. Notes	10.00	11/30/24	2,590,000	[b,c]	2,836,050
Infor Software Parent,
Gtd. Notes	7.13	5/1/21	2,410,000	[b,c]	2,476,275
Infor US,
Gtd. Notes	6.50	5/15/22	735,000	[b]	764,400

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 139.3% (continued)
Information Technology - 11.9% (continued)
Olympus,
Sr. Unscd. Notes	8.50	10/15/25	1,695,000	[c]	1,682,287
Rackspace Hosting,
Sr. Unscd. Notes	8.63	11/15/24	1,960,000	[b,c]	2,097,200
Riverbed Technology,
Gtd. Notes	8.88	3/1/23	1,274,000	[b,c]	1,207,115
RP Crown Parent,
Sr. Scd. Notes	7.38	10/15/24	1,795,000	[b,c]	1,884,750
Sophia,
Sr. Unscd. Notes	9.00	9/30/23	2,435,000	[b,c]	2,587,187
TTM Technologies,
Gtd. Notes	5.63	10/1/25	1,250,000	[c]	1,284,375
ViaSat,
Sr. Unscd. Notes	5.63	9/15/25	1,150,000	[c]	1,164,375
Western Digital,
Gtd. Notes	10.50	4/1/24	1,585,000		1,840,581
					30,493,053
Materials - 26.5%
AK Steel,
Gtd. Notes	6.38	10/15/25	630,000		626,850
AK Steel,
Gtd. Notes	7.00	3/15/27	1,850,000	[b]	1,891,625
Anglo American Capital,
Gtd. Notes	9.38	4/8/19	2,535,000	[c]	2,755,125
ArcelorMittal,
Sr. Unscd. Bonds	7.50	10/15/39	1,330,000	[b]	1,709,050
ARD Finance,
Sr. Scd. Notes	7.13	9/15/23	2,000,000	[b]	2,095,000
Ardagh Packaging Finance,
Gtd. Notes	7.25	5/15/24	3,490,000	[b,c]	3,812,825
Big River Steel,
Sr. Scd. Notes	7.25	9/1/25	2,275,000	[c]	2,411,500
BWAY Holding,
Sr. Unscd. Notes	7.25	4/15/25	3,260,000	[c]	3,374,100
Chemours,
Gtd. Notes	7.00	5/15/25	1,540,000	[b]	1,678,600
Consolidated Energy Finance,
Sr. Unscd. Notes	6.88	6/15/25	1,225,000	[c]	1,301,563
Constellium,
Sr. Unscd. Notes	6.63	3/1/25	1,930,000	[b,c]	2,038,562
CVR Partners,
Scd. Notes	9.25	6/15/23	2,320,000	[b,c]	2,505,600
First Quantum Minerals,
Gtd. Notes	7.25	4/1/23	2,750,000	[b,c]	2,970,000
FMG Resources August 2006,
Sr. Scd. Notes	9.75	3/1/22	1,625,000	[b,c]	1,802,125

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 139.3% (continued)
Materials - 26.5% (continued)
Freeport-McMoRan,
Gtd. Notes		5.45	3/15/43	1,145,000	[b]	1,149,294
Hillman Group,
Gtd. Notes		6.38	7/15/22	1,265,000	[b,c]	1,268,163
Horizon Holdings I,
Gtd. Notes	EUR	7.25	8/1/23	570,000	[c]	729,906
Horizon Parent Holdings,
Sr. Scd. Bonds	EUR	8.25	2/15/22	1,735,000	[c]	2,227,392
Hudbay Minerals,
Gtd. Notes		7.25	1/15/23	735,000	[b,c]	782,775
Hudbay Minerals,
Gtd. Notes		7.63	1/15/25	2,700,000	[b,c]	2,970,000
Kleopatra Holdings I,
Sr. Scd. Notes	EUR	8.50	6/30/23	1,480,000	[c]	1,815,683
Kraton Polymers,
Gtd. Notes		10.50	4/15/23	3,577,000	[b,c]	4,059,895
Kraton Polymers,
Gtd. Notes		7.00	4/15/25	1,480,000	[b,c]	1,591,000
Mercer International,
Gtd. Notes		7.75	12/1/22	2,620,000	[b]	2,777,200
Mercer International,
Sr. Unscd. Notes		6.50	2/1/24	255,000	[b]	271,575
Mercer International,
Sr. Unscd. Notes		5.50	1/15/26	640,000	[c]	651,200
Novelis,
Gtd. Notes		6.25	8/15/24	840,000	[b,c]	882,000
Novelis,
Gtd. Notes		5.88	9/30/26	665,000	[b,c]	679,963
Peabody Energy,
Sr. Scd. Notes		6.00	3/31/22	380,000	[c]	395,675
Peabody Energy,
Sr. Scd. Notes		6.38	3/31/25	465,000	[c]	485,344
Platform Specialty Products,
Sr. Unscd. Notes		5.88	12/1/25	1,800,000	[c]	1,788,750
Ply Gem Industries,
Gtd. Notes		6.50	2/1/22	435,000	[b]	452,944
Reynolds Group Issuer,
Gtd. Notes		7.00	7/15/24	2,620,000	[b,c]	2,810,932
Signode Industrial Group,
Gtd. Notes		6.38	5/1/22	2,520,000	[b,c]	2,642,850
Summit Materials,
Gtd. Notes		8.50	4/15/22	2,030,000	[b]	2,258,375
Teck Resources,
Gtd. Notes		8.50	6/1/24	830,000	[c]	939,975
Teck Resources,
Gtd. Notes		6.25	7/15/41	880,000	[b]	1,012,000
Tronox Finance,
Gtd. Notes		7.50	3/15/22	975,000	[b,c]	1,021,313

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 139.3% (continued)
Materials - 26.5% (continued)
Univar USA,
Gtd. Notes	6.75		7/15/23	1,200,000	[b,c]	1,260,000
						67,896,729
Real Estate - 1.1%
Greystar Real Estate,
Sr. Scd. Notes	5.75		12/1/25	1,270,000	[c]	1,311,275
Uniti Group,
Gtd. Notes	8.25		10/15/23	1,450,000	[b]	1,402,875
						2,714,150
Telecommunications - 18.9%
Altice Financing,
Sr. Scd. Bonds	7.50		5/15/26	790,000	[b,c]	843,325
Altice Finco,
Gtd. Notes	7.63		2/15/25	705,000	[b,c]	719,981
Altice Finco,
Scd. Notes	8.13		1/15/24	1,900,000	[b,c]	1,995,000
Altice Luxembourg,
Gtd. Notes	7.75		5/15/22	2,330,000	[b,c]	2,286,312
Altice Luxembourg,
Gtd. Notes	7.63		2/15/25	2,060,000	[b,c]	1,980,175
CB Escrow,
Sr. Unscd. Notes	8.00		10/15/25	1,270,000	[c]	1,295,400
CenturyLink,
Sr. Unscd. Notes, Ser. W	6.75		12/1/23	2,915,000	[b]	2,867,631
Crystal Almond,
Sr. Scd. Bonds	EUR	10.00	11/1/21	1,150,000		1,538,720
CSC Holdings,
Sr. Unscd. Notes	10.13		1/15/23	4,900,000	[b,c]	5,530,875
Digicel,
Gtd. Notes	6.75		3/1/23	615,000	[c]	606,950
Digicel Group,
Sr. Unscd. Notes	8.25		9/30/20	3,175,000	[c]	3,131,502
Digicel Group,
Sr. Unscd. Notes	7.13		4/1/22	1,425,000	[c]	1,324,922
DISH DBS,
Gtd. Notes	7.75		7/1/26	4,320,000	[b]	4,557,600
Hughes Satellite Systems,
Gtd. Notes	7.63		6/15/21	3,010,000	[b]	3,337,337
Intelsat Jackson Holdings,
Gtd. Notes	7.50		4/1/21	1,170,000		1,070,550
Intelsat Jackson Holdings,
Sr. Unscd. Notes	9.75		7/15/25	810,000	[c]	781,650
Sable International Finance,
Gtd. Notes	6.88		8/1/22	2,385,000	[b,c]	2,534,062
Sprint,
Gtd. Notes	7.63		2/15/25	375,000	[b]	393,750

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 139.3% (continued)
Telecommunications - 18.9% (continued)
Sprint Capital,
Gtd. Notes	8.75	3/15/32	800,000	[b]	910,000
Sprint Communications,
Gtd. Notes	9.00	11/15/18	1,175,000	[b,c]	1,238,274
Sprint Communications,
Sr. Unscd. Notes	11.50	11/15/21	5,325,000	[b]	6,456,562
T-Mobile USA,
Gtd. Bonds	6.84	4/28/23	2,840,000	[b]	2,982,000
					48,382,578
Utilities - 2.2%
Dynegy,
Gtd. Notes	7.63	11/1/24	1,495,000		1,610,863
NRG Energy,
Gtd. Notes	7.25	5/15/26	1,400,000		1,531,236
NRG Energy,
Gtd. Notes	6.63	1/15/27	950,000	[b]	1,009,375
The Williams Companies,
Sr. Unscd. Notes	7.88	9/1/21	1,335,000	[b]	1,548,600
					5,700,074
Total Bonds and Notes
(cost $345,920,927)					356,810,300

Floating Rate Loan Interests - 3.0%
Energy - .4%
Granite Acquisition,
Second Lien Term B Loan, LIBOR +
7.25%	8.58	10/14/22	1,125,000	[d]	1,132,875
Financials - 1.6%
Asurion,
Term Loan, LIBOR + 6.00%	7.57	7/14/25	2,810,000	[d]	2,893,415
Capital Automotive,
Term Loan, LIBOR + 6.00%	7.57	3/21/25	1,115,000	[d]	1,148,450
					4,041,865
Information Technology - 1.0%
Almonde,
Second Lien Term Loan, LIBOR + 7.25%	8.73	4/28/25	1,510,000	[d]	1,518,305
Paysafe Group,
Second Lien Term Loan, LIBOR + 7.25%	8.64	12/20/25	935,000	[d]	935,000
					2,453,305
Total Floating Rate Loan Interests
(cost $7,585,441)					7,628,045

Short-Term Investments - .1%
U. S. Treasury Bills
(cost $259,529)	1.11	3/1/18	260,000	[e]	259,469

Description	Shares	Value ($)
Other Investment - 2.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $5,406,487)	5,406,487 [f]	5,406,487
Total Investments (cost $359,172,384)	144.5%	370,104,301
Liabilities, Less Cash and Receivables	(44.5%)	(113,941,835)
Net Assets	100.0%	256,162,466

LIBOR—London Interbank Offered Rate

EUR—Euro
GBP—British Pound

[a] Amount stated in U.S. Dollars unless otherwise noted above.
[b] Security, or portion thereof, on collateral for Revolving Credit and Security Agreement.
[c] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities were valued at $219,783,137 or 85.8% of net assets.
[d] Variable rate security—rate shown is the interest rate in effect at period end.
[e] Held by a broker as collateral for open forward currency exchange contracts.
[f] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Strategies Fund
December 31, 2017 (Unaudited)

The following is a summary of the inputs used as of December 31, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	356,810,300	-	356,810,300
Floating Rate Loan Interests†	-	7,628,045	-	7,628,045
Registered Investment
Company	5,406,487	-	-	5,406,487
U.S. Treasury	-	259,469	-	259,469
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	36,666	-	36,666
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	(392,794)	-	(392,794)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus High Yield Strategies Fund
December 31, 2017 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Barclays Bank
		United States
Euro	1,440,000	Dollar	1,694,674	1/31/18	36,666
United States
Dollar	3,272,098	British Pound	2,450,000	1/31/18	(39,581)
Commonwealth Bank of Australia
United States
Dollar	5,024,433	Euro	4,270,000	1/31/18	(109,471)
Goldman Sachs International
United States
Dollar	4,201,487	Euro	3,570,000	1/31/18	(90,793)
United States
Dollar	3,885,412	British Pound	2,910,000	1/31/18	(48,052)
Morgan Stanley Capital Services
United States
Dollar	4,836,635	Euro	4,110,000	1/31/18	(104,897)
Gross Unrealized Appreciation					36,666
Gross Unrealized Depreciation					(392,794)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at December 31, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its

NOTES

investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At December 31, 2017, accumulated net unrealized appreciation on investments was $10,931,917, consisting of $14,575,058 gross unrealized appreciation and $3,643,141 gross unrealized depreciation.

At December 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 16, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 16, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)